Income Tax - Reconciliation of Income Taxes at Statutory Rates (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings (loss) for the year	$ (6,067,232)	$ (6,739,120)	$ (5,457,763)
Expected income tax (recovery)	(1,014,891)	(821,664)	(337,114)
Change in statutory, foreign tax, foreign exchange rates and other	65,781	9,519	(11,013)
Permanent Difference	252	181,257	9,093
Provision to NOLs	927,476	181,755
Change in unrecognized deductible temporary differences	(115,279)	$ 449,133	$ 339,034
Total income tax expense (recovery)	$ (136,661)